BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segments	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information
Number of reportable segments | segments	2
Revenues	$ 4,353.1	$ 4,517.2	$ 3,793.7
Income (loss) from operations	335.0	412.5	228.2
Depreciation and Amortization	46.4	45.3	53.0
Capital Expenditures	105.5	91.0	31.7
Identifiable Assets	3,195.6	3,485.9
Long-lived Assets	389.4	317.3
United States
Segment Reporting Information
Revenues	2,300.0	2,400.0	2,100.0
Long-lived Assets	246.8	193.1
United Kingdom
Segment Reporting Information
Long-lived Assets	69.0	61.4
Germany
Segment Reporting Information
Long-lived Assets	11.0	10.7
Other European countries
Segment Reporting Information
Long-lived Assets	21.6	18.6
All other
Segment Reporting Information
Long-lived Assets	41.0	33.5
North America
Segment Reporting Information
Revenues	2,483.9	2,639.5	2,221.7
Western Europe
Segment Reporting Information
Revenues	945.9	987.9	779.0
Asia-Pacific
Segment Reporting Information
Revenues	628.6	575.2	507.0
Rest of World
Segment Reporting Information
Revenues	294.7	314.6	286.0
Discontinued Operations
Segment Reporting Information
Identifiable Assets	9.8	527.9
Aerial Work Platforms
Segment Reporting Information
Revenues	1,914.9	2,132.1	1,720.7
Materials Processing Equipment
Segment Reporting Information
Revenues	895.4	877.0	727.5
Specialty Equipment
Segment Reporting Information
Revenues	705.2	667.4	575.1
Other
Segment Reporting Information
Revenues	837.6	840.7	737.1
Compact Construction Equipment
Segment Reporting Information
Revenues			33.3
Operating Segments | Aerial Work Platforms
Segment Reporting Information
Revenues	2,726.6	2,950.4	2,433.2
Income (loss) from operations	196.2	300.5	199.8
Depreciation and Amortization	23.0	20.9	23.2
Capital Expenditures	82.1	49.7	15.6
Identifiable Assets	1,814.4	1,983.5
Operating Segments | Aerial Work Platforms | North America
Segment Reporting Information
Revenues	1,801.8	1,985.2	1,570.7
Operating Segments | Aerial Work Platforms | Western Europe
Segment Reporting Information
Revenues	431.1	530.5	404.2
Operating Segments | Aerial Work Platforms | Asia-Pacific
Segment Reporting Information
Revenues	325.1	274.8	265.0
Operating Segments | Aerial Work Platforms | Rest of World
Segment Reporting Information
Revenues	168.6	159.9	193.3
Operating Segments | Materials Processing
Segment Reporting Information
Revenues	1,602.6	1,576.8	1,326.3
Income (loss) from operations	227.9	211.1	148.9
Depreciation and Amortization	9.1	9.0	9.5
Capital Expenditures	12.9	33.8	8.2
Identifiable Assets	1,750.9	1,725.9
Operating Segments | Materials Processing | North America
Segment Reporting Information
Revenues	605.6	580.4	548.9
Operating Segments | Materials Processing | Western Europe
Segment Reporting Information
Revenues	514.2	456.7	356.1
Operating Segments | Materials Processing | Asia-Pacific
Segment Reporting Information
Revenues	301.4	298.9	229.8
Operating Segments | Materials Processing | Rest of World
Segment Reporting Information
Revenues	181.4	240.8	191.5
Operating Segments | Aerial Work Platforms | Aerial Work Platforms
Segment Reporting Information
Revenues	1,912.1	2,128.6	1,718.0
Operating Segments | Aerial Work Platforms | Materials Processing
Segment Reporting Information
Revenues	0.0	0.0	0.0
Operating Segments | Materials Processing Equipment | Aerial Work Platforms
Segment Reporting Information
Revenues	0.0	0.0	0.0
Operating Segments | Materials Processing Equipment | Materials Processing
Segment Reporting Information
Revenues	895.4	877.0	726.9
Operating Segments | Specialty Equipment | Aerial Work Platforms
Segment Reporting Information
Revenues	0.0	0.0	0.0
Operating Segments | Specialty Equipment | Materials Processing
Segment Reporting Information
Revenues	699.9	661.8	574.0
Operating Segments | Other | Aerial Work Platforms
Segment Reporting Information
Revenues	814.5	821.8	715.2
Operating Segments | Other | Materials Processing
Segment Reporting Information
Revenues	7.3	38.0	25.4
Operating Segments | Compact Construction Equipment | Aerial Work Platforms
Segment Reporting Information
Revenues			0.0
Operating Segments | Compact Construction Equipment | Materials Processing
Segment Reporting Information
Revenues			0.0
Corporate and Other / Eliminations
Segment Reporting Information
Revenues	23.9	(10.0)	34.2
Income (loss) from operations	(89.1)	(99.1)	(120.5)
Depreciation and Amortization	14.3	15.4	20.3
Capital Expenditures	10.5	7.5	7.9
Identifiable Assets	(379.5)	(751.4)
Corporate and Other / Eliminations | North America
Segment Reporting Information
Revenues	76.5	73.9	102.1
Corporate and Other / Eliminations | Western Europe
Segment Reporting Information
Revenues	0.6	0.7	18.7
Corporate and Other / Eliminations | Asia-Pacific
Segment Reporting Information
Revenues	2.1	1.5	12.2
Corporate and Other / Eliminations | Rest of World
Segment Reporting Information
Revenues	(55.3)	(86.1)	(98.8)
Corporate and Other / Eliminations | Aerial Work Platforms
Segment Reporting Information
Revenues	2.8	3.5	2.7
Corporate and Other / Eliminations | Materials Processing Equipment
Segment Reporting Information
Revenues	0.0	0.0	0.6
Corporate and Other / Eliminations | Specialty Equipment
Segment Reporting Information
Revenues	5.3	5.6	1.1
Corporate and Other / Eliminations | Other
Segment Reporting Information
Revenues	$ 15.8	$ (19.1)	(3.5)
Corporate and Other / Eliminations | Compact Construction Equipment
Segment Reporting Information
Revenues			$ 33.3